Net income per common share	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Net income per common share
Net income per common share:
Diluted net income per common share is calculated by considering the potential dilution that would occur if outstanding stock options and, under certain circumstances, TSARs were exercised or converted to common shares.
Outstanding TSARs may be settled in cash or common shares at the holder’s option and for purposes of calculating diluted net income per common share, the more dilutive of the cash-settled and equity-settled method is used, regardless of how the plan is accounted for. Accordingly, TSARs that are accounted for using the cash-settled method will require adjustments to the numerator and denominator if the equity-settled method is determined to have a dilutive effect on diluted net income per common share as compared to the cash-settled method. The equity-settled method was more dilutive for the year ended December 31, 2019 and 2018, and an adjustment was required for both the numerator and denominator for TSARS.
Stock options and, if calculated using the equity-settled method, TSARs are considered dilutive when the average market price of the Company’s common shares during the period disclosed exceeds the exercise price of the stock option or TSAR. For the year ended December 31, 2019 and 2018, stock options were considered dilutive resulting in an adjustment to the denominator in both periods.

A reconciliation of the numerator used for the purposes of calculating diluted net income per common share is as follows:

For the years ended December 31	2019	2018
Numerator for basic net income per common share	87,767	$568,982
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income	(5,433)	(4,314)
Equity-settled expense	(4,807)	(4,769)
Numerator for diluted net income per common share	77,527	$559,899
A reconciliation of the denominator used for the purposes of calculating basic and diluted net income per common share is as follows:

For the years ended December 31	2019	2018
Denominator for basic net income per common share	76,592,413	80,494,302
Effect of dilutive stock options	17,325	67,631
Effect of dilutive TSARS	82,756	327,592
Denominator for diluted net income per common share	76,692,494	80,889,525

For the years ended December 31, 2019 and 2018, basic and diluted net income per common share attributable to Methanex shareholders were as follows:

For the years ended December 31	2019	2018
Basic net income per common share	$1.15	$7.07
Diluted net income per common share	$1.01	$6.92